INCOME TAXES - Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Withholding tax on the PRC earnings distribution	3.00%	9.00%	11.00%
Effect of international rate difference	(2.00%)	(9.00%)	1.00%
Effect of preferential tax rate	(1.00%)	0.00%	(8.00%)
FIN48 accrual and reversal	7.00%	(4.00%)	18.00%
Valuation Allowance	3.00%	(10.00%)	19.00%
Tax effect of expenses that are not deductible in determining taxable profit	(4.00%)	(2.00%)	(9.00%)
Effective tax rate	31.00%	9.00%	57.00%